Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	$ 0
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	0
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	65
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	70.00%
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5	$ 87
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6	91.00%
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7	0.19%
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8	0.25%
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9	3.17
Stock Based Compensation Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10	3.25